Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements

NOTE 3 - FAIR VALUE MEASUREMENTS

The Plan’s interest in the Master Trust is stated at fair value for all investments other than fully benefit-responsive investment contracts, which are stated at contract value. Various inputs are used to determine the fair value of the Plan’s investments which can be categorized into the following three levels:

Level 1 - Quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access at the measurement date.

Level 2 - Other inputs that are observable for the asset or liability, either directly or indirectly, such as quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and model-derived valuations in which all significant inputs are observable.

Level 3 - Valuations derived from valuation techniques in which one or more significant inputs are unobservable.

The fair value of the Plan’s interest in the Master Trust is based on the underlying participant-directed investment options. The investments held by the Master Trust are valued as follows:

(1)
Investments in mutual funds are valued based on quoted prices from the public exchanges on which the funds are actively traded, which is classified as Level 1 in the hierarchy.
(2)
The Company Stock Fund is a unitized stock fund and operates similar to a mutual fund in that the value of a unit reflects the combined value of underlying stock and a small amount of cash equivalents that are included to allow for the regular processing of transactions. The common stock portion of the fund is valued based on the closing price as reported on the New York Stock Exchange, which is classified as a Level 1 in the hierarchy. The cash equivalent portion is held in a money market fund and is also classified as Level 1 in the hierarchy.
(3)
Common / collective trusts are valued based on the calculated net asset value of the respective investment entity. Although the trusts themselves are not publicly traded, the underlying assets are traded on exchanges and on other markets, and price quotes for the assets held by these trusts are readily available. Additionally, the net asset value per share is determined and published daily and is the basis for current transactions. These investments are classified as Level 2 in the hierarchy.

The following table summarizes the Plan’s investments at fair and contract value as of December 31, 2024, based on the valuation inputs (in thousands):

	Total	Level 1 Inputs	Level 2 Inputs
Mutual Funds	$1,040,492	$1,040,492	$—
Company Stock Fund	478,851	478,851	—
Common / Collective Trusts	3,250,161	—	3,250,161
Total investments at fair value	$4,769,504	$1,519,343	$3,250,161
Investments at contract value	438,796
Total investments	$5,208,300

The following table summarizes the Plan’s investments at fair and contract value as of December 31, 2023, based on the valuation inputs (in thousands):

	Total	Level 1 Inputs	Level 2 Inputs
Mutual Funds	$933,824	$933,824	$—
Company Stock Fund	462,925	462,925	—
Common / Collective Trusts	2,795,601	—	2,795,601
Total investments at fair value	$4,192,350	$1,396,749	$2,795,601
Investments at contract value	452,311
Total investments	$4,644,661